Available-for-Sale Debt Securities	12 Months Ended
Mar. 31, 2026
Investments, Debt and Equity Securities [Abstract]
Available-for-Sale Debt Securities
11.
Available-for-Sale
Debt Securities
Investments in debt securities are as follows:

	Year ended March 31, 2026
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(In million)	(In million)	(In million)	(In million)
Available-for-sale debt securities:
U.S. government bonds	$1,273.1	$0.6	$(0.9)	$1,272.8
UK government bonds	1,070.5	0.1	(7.2)	1,063.4
Other foreign bonds	1,699.9	0.2	(4.6)	1,695.5
Corporate debt securities	551.7	—	(0.7)	551.0

Total Available-for-sale debt securities	$4,595.2	$0.9	$(13.4)	$4,582.7

	Year ended March 31, 2025
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(In million)	(In million)	(In million)	(In million)
Available-for-sale debt securities:
U.S. government bonds	$1,690.9	$3.5	$(5.4)	$1,689.0
UK government bonds	1,088.9	0.7	(7.8)	1,081.8
Other foreign bonds	2,538.1	4.5	(15.8)	2,526.8
Corporate debt securities	717.5	0.1	(1.6)	716.0

Total Available-for-sale debt securities	$6,035.4	$8.8	$(30.6)	$6,013.6

Other foreign bonds include foreign government and state bonds.
The amortized cost and
fair
value of securities
available-for-sale
at March 31, 2026, by contractual maturity, are shown below.

	Amortized cost	Fair value

	(In million)	(In million)
Within one year	$3,632.8	$3,630.4
Due after one year through five years	962.4	952.3

Total Available-for-sale debt securities	$4,595.2	$4,582.7

Proceeds from sales, maturities, principal payments received and net realized gains/(losses) on available-for-sale
debt securities were as follows for the years ended March 31:

	Year ended March 31,
	2026	2025	2024
	(In million)	(In million)	(In million)
Proceeds from sales, maturities and principal payments received	$10,807.3	$7,514.7	$11,823.7
Gross realized gains	45.2	10.4	44.2
Gross realized losses	(37.6)	(52.9)	(47.9)

Net realized gains/(losses)	$7.6	$(42.5)	$(3.7)

Net realized gains on
available-for-sale
debt securities of $7.6 million (2025: $42.5 million loss, 2024: $3.7 million loss) primarily resulted from the reclassification of cumulative unrealized foreign-exchange adjustments (March 31, 2026: $7.3 million gain, March 31, 2025: $42.5 million loss and March 31, 2024: $3.4 million loss respectively) from Accumulated Other Comprehensive Income upon the maturity or disposal of these securities. Refer to “Note 7 – Shareholders’ equity for additional information. The gross realized gains and losses are mainly due to the movement in US and foreign government bonds.
The following tables summarize all
available-for-sale
debt securities in an unrealized loss position for which an allowance for credit losses has not been recorded as at March 31, 2026 and 2025, aggregated by major security type and by length of time such securities have continuously been in an unrealized loss position:

		Less than 12 months		12 months or longer		Total
	Number of securities	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss
		(In million)		(In million)		(In million)
March 31, 2026
U.S. government bonds	26	$563.2	$(0.9)	$—	$—	$563.2	$(0.9)
UK government bonds	15	728.5	(2.3)	96.1	(4.9)	824.6	(7.2)
Other foreign bonds	67	1,261.1	(4.6)	—	—	1,261.1	(4.6)
Corporate debt securities	51	514.4	(0.7)	—	—	514.4	(0.7)

Balance at March 31, 2026	159	$3,067.2	$(8.5)	$96.1	$(4.9)	$3,163.3	$(13.4)

		Less than 12 months		12 months or longer		Total
	Number of securities	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss
		(In millions)		(In millions)		(In millions)
March 31, 2025
U.S. government bonds	46	$569.3	$(5.4)	$—	$—	$569.3	$(5.4)
UK government bonds	15	166.9	(0.3)	91.7	(7.5)	258.6	(7.8)
Other foreign bonds	97	1,203.4	(9.9)	282.4	(5.9)	1,485.8	(15.8)
Corporate debt securities	38	307.2	(1.6)	—	—	307.2	(1.6)

Balance at March 31, 2025	196	$2,246.8	$(17.2)	$374.1	$(13.4)	$2,620.9	$(30.6)

Management evaluates debt securities
available-for-sale
in unrealized loss positions to determine whether the impairment is due to credit-related factors or noncredit-related factors. Consideration is given to (1) the extent to which the fair value is less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Group to retain its investment in the security for a period of time sufficient to allow for any anticipated recovery in fair value. Management believes that the unrealized losses detailed in the previous tables are due to noncredit-related factors, including changes in market interest rates and other market conditions. The fair value is expected to recover as the securities approach their maturity date or repricing date or if market yields for such investments decline.
The allowance for credit losses was $1.0 million as of March 31, 2026. No allowance for credit losses was recorded as of March 31, 2025. The allowance for credit losses was measured using probability of default and loss given default assumptions. The Group has elected to write off accrued interest receivables by recognizing credit loss expense. There was no accrued interest reversed against interest income for the years ended March 31, 2026 and 2025. Accrued interest receivable on available-for-sale
securities, included in “
Prepaid expenses and other current assets
” in the Consolidated Statement of Financial Position, totaled $21.1 million and $31.2 million at March 31, 2026 and 2025, the Group has elected the practical expedient to exclude the accrued interest from the estimate of credit losses.